Vessels - Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Vessels [Line Items]
Vessel impairment charge	$ 0	$ 0	$ 0